12. Income Tax (Details - Deferred tax assets) - USD ($)	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 4,548,800	$ 3,432,000	$ 2,424,000
Accounts payable and accrued liabilities	0	0	0
Valuation allowance	(4,548,800)	(3,432,000)	(2,424,000)
Net deferred tax assets	$ 0	$ 0	$ 0